Issued capital and reserves (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Mar. 08, 2024	Apr. 18, 2022 EUR (€) shares	Apr. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Nov. 30, 2021 USD ($)	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares
Issued capital | €				€ 1,500		€ 1,500	€ 1,493
Number of shares outstanding				14,998,804		14,998,804	14,933,933
Par value | € / shares				€ 0.10		€ 0.10	€ 0.10
Net proceeds from issue of common shares | €						€ 235	€ 95,907	€ 124,460
Authorized share capital | €				€ 3,120		€ 3,120	€ 3,120
Number of shares authorised				31,195,000		31,195,000	31,195,000
Issue of ordinary shares
Reverse stock split ratio	0.10
At the market program
Number of shares issued				60,000.00		60,000.00
Shares authorised | $					$ 100.0
Net proceeds from issue of common shares | €				€ 200				€ 1,600
At the market program | Common shares
Number of shares issued				60,000.00		60,000.00		20,000.00
Public offering
Number of shares issued		2,587,500	2,587,500
Net proceeds from issue of common shares		€ 89,800	$ 97.0
Underwriting commissions, legal and consulting expenses		€ 6,000	$ 6.5
Shares issued in public offering excluding over-allotment [member]
Number of shares issued		2,250,000	2,250,000
Shares issued in public offering and over-allotment
Number of shares issued		2,587,500	2,587,500
Net proceeds from issue of common shares		€ 89,800	$ 97.0
Share price | $ / shares			$ 40.00
Underwriting commissions, legal and consulting expenses		€ 6,000	$ 6.5
Underwriters
Number of shares issued		2,250,000	2,250,000